Rule 497(j)
                                                     Registration No. 33-48318



GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                         December 8, 1997


VIA EDGAR

Securities and Exchange Commi sion
450 Fifth Street, N.W.
Washington, D.C. 20549

                      Re: Empire State Municipal Exempt Trust, Guaranteed Series 88
                             File No. 33-48318

Gentlemen:

               As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

               (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration
Statement"), and

               (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on November 25, 1997 and became effective November 28, 1997 pursuant to
Rule 485(b).

                                            Empire State Municipal Exempt Trust,
                                            Guaranteed Series 88


                                            GLICKENHAUS & CO.
                                            LEBENTHAL & CO. INC.

                                            By:
                                               --------------------------------
                                                   Michael J. Lynch
                                                   as agent for the Sponsors



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